Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Detail) - EBP 003 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		43-1723446
EBP, Plan Number		003
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	[1],[2]	$ 37,600,057.01
EBP, Asset Held for Investment		3,570,015,456.72
Common Stock [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		649,451,278.92
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		202,962,583.27
Collective Investment Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		2,673,742,846
Interest-bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 6,258,691.52
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock Equity Index Fund F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 602,483,316.08
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock LifePath Index 2030 Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock LifePath Index 2030 Fund W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 149,856,756.63
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock LifePath Index 2035 Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock LifePath Index 2035 Fund W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 137,800,381.33
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock LifePath Index 2040 Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock LifePath Index 2040 Fund W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 147,803,654.24
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock LifePath Index 2045 Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock LifePath Index 2045 Fund W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 174,580,234.21
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock LifePath Index 2050 Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock LifePath Index 2050 Fund W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 172,242,541.16
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock LifePath Index 2055 Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock LifePath Index 2055 Fund W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 132,732,459.37
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock LifePath Index 2060 Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock LifePath Index 2060 Fund W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 64,643,010.56
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock LifePath Index 2065 Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock LifePath Index 2065 Fund W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 26,412,053.04
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock LifePath Index Retirement Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock LifePath Index Retirement Fund W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 125,197,687.47
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock MSCI ACWI ex-US IMI Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock MSCI ACWIexUSIMI Index Fund F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 137,753,299.09
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock Russell 2500 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock Russell 2500 Index Fund F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 184,208,841.24
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock TIPS Bond Index Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock TIPS Bond Index Fund M [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 24,442,364.92
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Institutional Trust Company, N.A. | BlackRock US Debt Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock Institutional Trust Company, N.A.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts BlackRock US Debt Index Fund F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 40,820,886.48
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | Hand Benefits and Trust Company | Snyder Capital Small/Mid Cap Value Fund R1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hand Benefits and Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts Snyder Capital SmallMid Cap Value Fund R1 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 41,114,624.39
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | Lyrical Asset Management, L.P. | Lyrical US Value Equity CITemdashClass C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lyrical Asset Management, L.P.
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Lyrical US Value Equity CIT—Class C [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 98,008,731.46
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | Robeco Trust Company | Boston Partners Large Cap Value Equity Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Robeco Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts Boston Partners Large Cap Value Equity Fund E [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 117,657,394.5
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | SEI Trust Company | Galliard Intermediate Core Fund L
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SEI Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts Galliard Intermediate Core Fund L [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 123,897,380
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | SEI Trust Company | Galliard Short Core Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SEI Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts Galliard Short Core Fund F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 82,686,972
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | SEI Trust Company | Short-Term Investment Fund II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SEI Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts ShortTerm Investment Fund II [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 8,362,836
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Collective Investment Trusts | Wellington Management Company LLP | Wellington CIF II Core Plus Bond Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wellington Management Company LLP
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Collective Investment Trusts Wellington CIF II Core Plus Bond Portfolio [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 81,037,421.83
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Common Stock | ABIOMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AECOM [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,179
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,033.49
Investment, Identifier [Axis]: Common Stock | ABM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ABM INDUSTRIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,732
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 327,063.6
Investment, Identifier [Axis]: Common Stock | ACADEMY SPORTS & OUTDOORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ACADEMY SPORTS OUTDOORS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,850
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 442,146
Investment, Identifier [Axis]: Common Stock | ADAPTIVE BIOTECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ADAPTIVE BIOTECHNOLOGIES CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		20,590
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 334,381.6
Investment, Identifier [Axis]: Common Stock | ADMA BIOLOGICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ADMA BIOLOGICS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		31,080
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 566,899.2
Investment, Identifier [Axis]: Common Stock | ADTALEM GLOBAL EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ADTALEM GLOBAL EDUCATION INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,433
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 458,682.51
Investment, Identifier [Axis]: Common Stock | AECOM
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ABIOMED INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,444
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 328,316.52
Investment, Identifier [Axis]: Common Stock | AFFIRM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AFFIRM HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,440
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 628,189.2
Investment, Identifier [Axis]: Common Stock | ALIGN TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ALIGN TECHNOLOGY INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,741
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 271,857.15
Investment, Identifier [Axis]: Common Stock | ALKAMI TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ALKAMI TECHNOLOGY INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		14,540
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 335,437.8
Investment, Identifier [Axis]: Common Stock | API GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		API GROUP CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		12,990
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 496,997.4
Investment, Identifier [Axis]: Common Stock | ARAMARK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ARAMARK [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,389
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 272,358.54
Investment, Identifier [Axis]: Common Stock | ARCHROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ARCHROCK INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		12,013
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 312,578.26
Investment, Identifier [Axis]: Common Stock | ARES CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ARES CAPITAL CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		14,783
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 299,060.09
Investment, Identifier [Axis]: Common Stock | ARROW ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ARROW ELECTRONICS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,177
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 350,041.86
Investment, Identifier [Axis]: Common Stock | ASSURANT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ASSURANT INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,633
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 393,308.05
Investment, Identifier [Axis]: Common Stock | ASSURED GUARANTY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ASSURED GUARANTY LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,305
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 656,500.35
Investment, Identifier [Axis]: Common Stock | ASTERA LABS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ASTERA LABS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,930
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 321,074.8
Investment, Identifier [Axis]: Common Stock | AVANTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AVANTOR INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		15,958
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 182,878.68
Investment, Identifier [Axis]: Common Stock | AVNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AVNET INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,744
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 324,251.52
Investment, Identifier [Axis]: Common Stock | AXCELIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AXCELIS TECHNOLOGIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,991
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 320,636.94
Investment, Identifier [Axis]: Common Stock | AXIS CAPITAL HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AXIS CAPITAL HOLDINGS LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,544
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 379,526.96
Investment, Identifier [Axis]: Common Stock | AXON ENTERPRISE INC | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AXON ENTERPRISE INC One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,220
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 692,874.6
Investment, Identifier [Axis]: Common Stock | AXOS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AXOS FINANCIAL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,647
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 314,225.52
Investment, Identifier [Axis]: Common Stock | AZZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AZZ INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,252
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 241,369.36
Investment, Identifier [Axis]: Common Stock | BGC GROUP INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BGC GROUP INC A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		30,755
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 274,642.15
Investment, Identifier [Axis]: Common Stock | BIO TECHNE CORP | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BIO TECHNE CORP One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,880
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 581,042.8
Investment, Identifier [Axis]: Common Stock | BIOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BIOGEN INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,808
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 318,189.92
Investment, Identifier [Axis]: Common Stock | BLOOM ENERGY CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BLOOM ENERGY CORP CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,140
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 446,614.6
Investment, Identifier [Axis]: Common Stock | BLUE OWL CAPITAL INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BLUE OWL CAPITAL INC A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		43,640
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 651,981.6
Investment, Identifier [Axis]: Common Stock | BOYD GAMING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BOYD GAMING CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,132
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 352,211.68
Investment, Identifier [Axis]: Common Stock | BRINKS CO | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BRINKS CO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,062
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 590,887.26
Investment, Identifier [Axis]: Common Stock | BUILDERS FIRSTSOURCE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BUILDERS FIRSTSOURCE [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,476
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 460,535.64
Investment, Identifier [Axis]: Common Stock | BUILDERS FIRSTSOURCE 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BUILDERS FIRSTSOURCE [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,710
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 484,611.9
Investment, Identifier [Axis]: Common Stock | CADENCE BANK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CADENCE BANK [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,083
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 389,115.72
Investment, Identifier [Axis]: Common Stock | CARGURUS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CARGURUS INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,915
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 533,640.25
Investment, Identifier [Axis]: Common Stock | CASELLA WASTE SYS INC CL A One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CASELLA WASTE SYS INC CL A One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,020
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 687,538.8
Investment, Identifier [Axis]: Common Stock | CATALYST PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CATALYST PHARMACEUTICALS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,399
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 219,372.66
Investment, Identifier [Axis]: Common Stock | CAVCO INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CAVCO INDUSTRIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		799
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 472,001.26
Investment, Identifier [Axis]: Common Stock | CDW CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CDW CORPORATION [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,847
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 251,561.4
Investment, Identifier [Axis]: Common Stock | CELSIUS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CELSIUS HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		15,310
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 700,279.4
Investment, Identifier [Axis]: Common Stock | CENTENE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CENTENE CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,335
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 548,735.25
Investment, Identifier [Axis]: Common Stock | CH ROBINSON WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CH ROBINSON WORLDWIDE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,513
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 564,749.88
Investment, Identifier [Axis]: Common Stock | CH ROBINSON WORLDWIDE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CH ROBINSON WORLDWIDE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,510
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 885,787.6
Investment, Identifier [Axis]: Common Stock | CHECK POINT SOFTWARE TECHS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CHECK POINT SOFTWARE TECHS LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,426
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 450,168.56
Investment, Identifier [Axis]: Common Stock | CIRRUS LOGIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CIRRUS LOGIC INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,532
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 300,042
Investment, Identifier [Axis]: Common Stock | CLEAN HARBORS INC | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CLEAN HARBORS INC One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,430
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 569,786.4
Investment, Identifier [Axis]: Common Stock | COCA COLA CONSOLIDATED INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COCA COLA CONSOLIDATED INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,303
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 812,949.9
Investment, Identifier [Axis]: Common Stock | COHERENT CORP | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COHERENT CORP One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,090
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 385,751.3
Investment, Identifier [Axis]: Common Stock | COLUMBIA BANKING SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COLUMBIA BANKING SYSTEMS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		11,832
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 330,704.4
Investment, Identifier [Axis]: Common Stock | COMFORT SYSTEMS USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COMFORT SYSTEMS USA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,289
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,069,590.81
Investment, Identifier [Axis]: Common Stock | COMMERCIAL METALS CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COMMERCIAL METALS CO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,186
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 428,194.92
Investment, Identifier [Axis]: Common Stock | COMMVAULT SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COMMVAULT SYSTEMS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,690
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 587,938.4
Investment, Identifier [Axis]: Common Stock | CONCENTRIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CONCENTRIX CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,973
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 248,357.34
Investment, Identifier [Axis]: Common Stock | CORE SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CORE SCIENTIFIC INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,750
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 200,200
Investment, Identifier [Axis]: Common Stock | CROWN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CROWN HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,638
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 374,604.86
Investment, Identifier [Axis]: Common Stock | DAVITA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DAVITA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,177
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 247,328.97
Investment, Identifier [Axis]: Common Stock | DESCARTES SYS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DESCARTES SYS GROUP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,580
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 576,802.8
Investment, Identifier [Axis]: Common Stock | DOUBLEVERIFY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DOUBLEVERIFY HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		19,396
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 221,890.24
Investment, Identifier [Axis]: Common Stock | DUTCH BROS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DUTCH BROS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,620
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 650,156.4
Investment, Identifier [Axis]: Common Stock | DYNATRACE INC | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DYNATRACE INC One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		15,020
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 650,966.8
Investment, Identifier [Axis]: Common Stock | EAST WEST BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EAST WEST BANCORP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,576
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 626,686.64
Investment, Identifier [Axis]: Common Stock | ELEMENT SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ELEMENT SOLUTIONS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,796
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 344,762.04
Investment, Identifier [Axis]: Common Stock | ENERSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ENERSYS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,815
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 559,851.25
Investment, Identifier [Axis]: Common Stock | EPAM SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EPAM SYSTEMS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,145
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 439,467.6
Investment, Identifier [Axis]: Common Stock | EQUITABLE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EQUITABLE HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,012
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 191,171.8
Investment, Identifier [Axis]: Common Stock | ESSENT GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ESSENT GROUP LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,489
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 356,839.89
Investment, Identifier [Axis]: Common Stock | ESSENTIAL PROPERTIES REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ESSENTIAL PROPERTIES REALTY TRUST INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,551
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 283,282.66
Investment, Identifier [Axis]: Common Stock | EURONET WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EURONET WORLDWIDE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,422
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 260,448.42
Investment, Identifier [Axis]: Common Stock | EVERCORE INC A | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EVERCORE INC A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,451
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,174,202.75
Investment, Identifier [Axis]: Common Stock | F5 INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		F5 INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,500
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 638,150
Investment, Identifier [Axis]: Common Stock | F5 INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		F5 INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,630
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 671,333.8
Investment, Identifier [Axis]: Common Stock | FEDERAL AGRI MTG NON VTG CL C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FEDERAL AGRI MTG NON VTG CL C [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,471
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 433,833.47
Investment, Identifier [Axis]: Common Stock | FIFTH THIRD BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FIFTH THIRD BANCORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,600
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 496,186
Investment, Identifier [Axis]: Common Stock | FIRST ADVANTAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FIRST ADVANTAGE CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		24,527
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 356,377.31
Investment, Identifier [Axis]: Common Stock | FIRST AMERICAN FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FIRST AMERICAN FINANCIAL CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,108
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 498,155.52
Investment, Identifier [Axis]: Common Stock | FIRST HORIZON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FIRST HORIZON CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		32,880
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 785,832
Investment, Identifier [Axis]: Common Stock | FIRST HORIZON CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FIRST HORIZON CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		11,967
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 286,011.3
Investment, Identifier [Axis]: Common Stock | FIRST INDUSTRIAL REALTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FIRST INDUSTRIAL REALTY TRUST [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,253
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 300,839.31
Investment, Identifier [Axis]: Common Stock | FIRSTCASH HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FIRSTCASH HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,990
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 954,686.2
Investment, Identifier [Axis]: Common Stock | FIRSTSERVICE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FIRSTSERVICE CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,056
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 319,769.68
Investment, Identifier [Axis]: Common Stock | FLEX LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FLEX LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,394
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 628,005.48
Investment, Identifier [Axis]: Common Stock | FRESHPET INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FRESHPET INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,237
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 440,950.41
Investment, Identifier [Axis]: Common Stock | FRONTDOOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FRONTDOOR INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		14,067
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 811,525.23
Investment, Identifier [Axis]: Common Stock | GAP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GAP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		11,682
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 299,059.2
Investment, Identifier [Axis]: Common Stock | GENEDX HOLDINGS CORP-A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GENEDX HOLDINGS CORPA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,158
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 410,729.48
Investment, Identifier [Axis]: Common Stock | GIBRALTAR INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GIBRALTAR INDUSTRIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,788
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 236,718.72
Investment, Identifier [Axis]: Common Stock | GLAUKOS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		aee:GlaukosCorpMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,030
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 567,937.3
Investment, Identifier [Axis]: Common Stock | GLOBE LIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GLOBE LIFE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,820
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 813,985.2
Investment, Identifier [Axis]: Common Stock | GLOBUS MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GLOBUS MEDICAL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		12,330
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,076,532.3
Investment, Identifier [Axis]: Common Stock | GRAND CANYON EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GRAND CANYON EDUCATION INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,506
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 583,082.86
Investment, Identifier [Axis]: Common Stock | GRANITE CONSTRUCTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GRANITE CONSTRUCTION INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,754
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 548,373.9
Investment, Identifier [Axis]: Common Stock | GREEN BRICK PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GREEN BRICK PARTNERS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,693
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 231,403.38
Investment, Identifier [Axis]: Common Stock | GROUP 1 AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GROUP 1 AUTOMOTIVE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,045
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 410,998.5
Investment, Identifier [Axis]: Common Stock | GUIDEWIRE SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GUIDEWIRE SOFTWARE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,209
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 444,031.09
Investment, Identifier [Axis]: Common Stock | HALLIBURTON CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HALLIBURTON CO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		14,168
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 400,387.68
Investment, Identifier [Axis]: Common Stock | HALOZYME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HALOZYME THERAPEUTICS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,830
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 459,659
Investment, Identifier [Axis]: Common Stock | HALOZYME THERAPEUTICS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HALOZYME THERAPEUTICS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,349
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 292,687.7
Investment, Identifier [Axis]: Common Stock | HANCOCK WHITNEY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HANCOCK WHITNEY CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,890
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 375,075.2
Investment, Identifier [Axis]: Common Stock | HARMONY BIOSCIENCES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HARMONY BIOSCIENCES HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,793
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 291,614.06
Investment, Identifier [Axis]: Common Stock | HEALTHEQUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HEALTHEQUITY INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,910
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 633,025.1
Investment, Identifier [Axis]: Common Stock | HEALTHEQUITY INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HEALTHEQUITY INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,210
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 843,728.1
Investment, Identifier [Axis]: Common Stock | HEICO CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HEICO CORP CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,880
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 979,428.4
Investment, Identifier [Axis]: Common Stock | HNI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HNI CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,510
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 357,760.4
Investment, Identifier [Axis]: Common Stock | HOME BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HOME BANCSHARES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,949
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 304,163.22
Investment, Identifier [Axis]: Common Stock | HUBSPOT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HUBSPOT INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,307
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 524,499.1
Investment, Identifier [Axis]: Common Stock | ICON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ICON PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,376
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 432,954.72
Investment, Identifier [Axis]: Common Stock | IDEX CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		IDEX CORPORATION [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,970
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 706,421.8
Investment, Identifier [Axis]: Common Stock | INSMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		INSMED INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,523
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,309,302.92
Investment, Identifier [Axis]: Common Stock | INSMED INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		INSMED INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,250
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 739,670
Investment, Identifier [Axis]: Common Stock | INSPIRE MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		INSPIRE MEDICAL SYSTEMS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,814
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 443,995.22
Investment, Identifier [Axis]: Common Stock | INSULET CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		INSULET CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		878
EBP, Investment, Current Value, Type [Extensible Enumeration]			Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,562.72
Investment, Identifier [Axis]: Common Stock | IONQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		IONQ INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,990
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 268,771.3
Investment, Identifier [Axis]: Common Stock | JABIL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		JABIL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,250
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 741,065
Investment, Identifier [Axis]: Common Stock | KEYCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KEYCORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		35,630
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 735,403.2
Investment, Identifier [Axis]: Common Stock | KRATOS DEFENSE And SEC SOLTN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KRATOS DEFENSE And SEC SOLTN INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,400
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 334,004
Investment, Identifier [Axis]: Common Stock | KRYSTAL BIOTECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KRYSTAL BIOTECH INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,301
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 320,748.54
Investment, Identifier [Axis]: Common Stock | LANDBRIDGE CO LLC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LANDBRIDGE CO LLC CLASS A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,230
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 207,227.7
Investment, Identifier [Axis]: Common Stock | LATTICE SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LATTICE SEMICONDUCTOR CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		11,310
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 832,189.8
Investment, Identifier [Axis]: Common Stock | LINCOLN ELECTRIC HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LINCOLN ELECTRIC HLDGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,760
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 661,406.4
Investment, Identifier [Axis]: Common Stock | LINCOLN ELECTRIC HLDGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LINCOLN ELECTRIC HLDGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,335
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 799,199.4
Investment, Identifier [Axis]: Common Stock | LOUISIANA PACIFIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LINCOLN ELECTRIC HLDGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,840
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 310,118.4
Investment, Identifier [Axis]: Common Stock | LPL FINL HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LPL FINL HLDGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,350
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,196,519.5
Investment, Identifier [Axis]: Common Stock | MADRIGAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MADRIGAL PHARMACEUTICALS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,700
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 989,978
Investment, Identifier [Axis]: Common Stock | MANHATTAN ASSOCIATES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MANHATTAN ASSOCIATES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,070
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 705,371.7
Investment, Identifier [Axis]: Common Stock | MAPLEBEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MAPLEBEAR INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,168
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 457,356.64
Investment, Identifier [Axis]: Common Stock | MARZETTI COMPANY/THE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MARZETTI COMPANY/THE [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,704
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 444,591.68
Investment, Identifier [Axis]: Common Stock | METHANEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		METHANEX CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		12,345
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 490,343.4
Investment, Identifier [Axis]: Common Stock | MUELLER INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MUELLER INDUSTRIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,990
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,032,052
Investment, Identifier [Axis]: Common Stock | NATIONAL VISION HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NATIONAL VISION HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		16,110
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 415,960.2
Investment, Identifier [Axis]: Common Stock | NEXTPOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NEXTPOWER INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,270
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 546,179.7
Investment, Identifier [Axis]: Common Stock | NOVANTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NOVANTA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,280
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 390,287.2
Investment, Identifier [Axis]: Common Stock | NVENT ELECTRIC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NVENT ELECTRIC PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,900
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 703,593
Investment, Identifier [Axis]: Common Stock | ONTO INNOVATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ONTO INNOVATION INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,035
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,110,545.1
Investment, Identifier [Axis]: Common Stock | PARSONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PARSONS CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,620
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 594,516
Investment, Identifier [Axis]: Common Stock | PENUMBRA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PENUMBRA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,090
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 649,801.9
Investment, Identifier [Axis]: Common Stock | PLANET FITNESS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PLANET FITNESS INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,290
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 790,746.3
Investment, Identifier [Axis]: Common Stock | POOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		POOL CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,400
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 549,000
Investment, Identifier [Axis]: Common Stock | PRIMO BRANDS CORP A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PRIMO BRANDS CORP A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		49,080
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 802,458
Investment, Identifier [Axis]: Common Stock | PURE STORAGE INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PURE STORAGE INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		17,840
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,195,458.4
Investment, Identifier [Axis]: Common Stock | Q2 HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Q2 HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,860
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 783,657.6
Investment, Identifier [Axis]: Common Stock | REGAL REXNORD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		REGAL REXNORD CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,170
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 444,814.4
Investment, Identifier [Axis]: Common Stock | RELIANCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		RELIANCE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,660
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 479,524.2
Investment, Identifier [Axis]: Common Stock | RENAISSANCERE HLDGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		RENAISSANCERE HLDGS LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,510
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 705,711.6
Investment, Identifier [Axis]: Common Stock | SENSATA TECHNOLOGIES HOLDING PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SENSATA TECHNOLOGIES HOLDING PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,719
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 456,705.51
Investment, Identifier [Axis]: Common Stock | SHARKNINJA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SHARKNINJA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,660
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 633,354
Investment, Identifier [Axis]: Common Stock | SHARKNINJA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SHARKNINJA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,272
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 813,736.8
Investment, Identifier [Axis]: Common Stock | SOUTH BOW CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SOUTH BOW CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		14,279
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 392,244.13
Investment, Identifier [Axis]: Common Stock | TALEN ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TALEN ENERGY CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,930
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,098,281.2
Investment, Identifier [Axis]: Common Stock | TECHNIPFMC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TECHNIPFMC PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		18,563
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 827,167.28
Investment, Identifier [Axis]: Common Stock | TERADYNE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TERADYNE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,220
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 816,823.2
Investment, Identifier [Axis]: Common Stock | TPG INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TPG INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,843
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 564,537.12
Investment, Identifier [Axis]: Common Stock | TRANSUNION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TRANSUNION [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,010
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 429,607.5
Investment, Identifier [Axis]: Common Stock | TWILIO INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Twilio Inc Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,200
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 597,408
Investment, Identifier [Axis]: Common Stock | TWIST BIOSCIENCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TWIST BIOSCIENCE CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		22,043
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 699,203.96
Investment, Identifier [Axis]: Common Stock | UNIVERSAL HEALTH SVCS INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		UNIVERSAL HEALTH SVCS INC CL B [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,060
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 449,121.2
Investment, Identifier [Axis]: Common Stock | UNUM GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		UNUM GROUP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,777
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 292,717.5
Investment, Identifier [Axis]: Common Stock | UPWORK INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		UPWORK INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		30,881
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 612,061.42
Investment, Identifier [Axis]: Common Stock | URBAN OUTFITTERS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		URBAN OUTFITTERS [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,962
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 373,440.12
Investment, Identifier [Axis]: Common Stock | US FOODS HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us Foods Holding Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,133
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 612,577.56
Investment, Identifier [Axis]: Common Stock | VALVOLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		VALVOLINE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,505
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 305,275.3
Investment, Identifier [Axis]: Common Stock | VISTEON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		VISTEON CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,124
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 297,092.4
Investment, Identifier [Axis]: Common Stock | VONTIER CORP W/I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		VONTIER CORP W/I [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,855
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 292,048.9
Investment, Identifier [Axis]: Common Stock | VOYA FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		VOYA FINANCIAL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,213
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 760,766.37
Investment, Identifier [Axis]: Common Stock | WAYSTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WAYSTAR HOLDING CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		20,644
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 676,091
Investment, Identifier [Axis]: Common Stock | WEATHERFORD INTERNATIONAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WEATHERFORD INTERNATIONAL PLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,993
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 312,492.18
Investment, Identifier [Axis]: Common Stock | WEBSTER FINANCIAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WEBSTER FINANCIAL [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,800
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 365,052
Investment, Identifier [Axis]: Common Stock | WESTERN ALLIANCE BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WESTERN ALLIANCE BANCORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,284
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 444,225.88
Investment, Identifier [Axis]: Common Stock | WEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WEX INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,917
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 285,594.66
Investment, Identifier [Axis]: Common Stock | WHITE MOUNTAINS INS GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WHITE MOUNTAINS INS GROUP LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		183
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 380,279.49
Investment, Identifier [Axis]: Common Stock | WILLSCOT HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WILLSCOT HOLDINGS CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		16,320
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 307,305.6
Investment, Identifier [Axis]: Common Stock | WINTRUST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WINTRUST FINANCIAL CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,383
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 333,191.06
Investment, Identifier [Axis]: Common Stock | WYNDHAM HOTELS And RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WYNDHAM HOTELSAnd RESORTS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,224
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 243,605.44
Investment, Identifier [Axis]: Common Stock | iShares Russell 2000 Growth ETF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		iShares Russell 2000 Growth ETF [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,658
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 535,550.58
Investment, Identifier [Axis]: Common Stocks | ABIVAX SA ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ABIVAX SA ADR [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,140
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 693,154.7
Investment, Identifier [Axis]: Common Stocks | ACV AUCTIONS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ACV AUCTIONS INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		31,316
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 251,154.32
Investment, Identifier [Axis]: Common Stocks | ADIDAS AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ADIDAS AG [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,623
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 719,772.57
Investment, Identifier [Axis]: Common Stocks | ADVANCED DRAINAGE SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ADVANCED DRAINAGE SYSTEMS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,240
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 614,079.2
Investment, Identifier [Axis]: Common Stocks | ADVANCED MICRO DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ADVANCED MICRO DEVICES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,694
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,861,907.04
Investment, Identifier [Axis]: Common Stocks | ALPHABET INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ALPHABET INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		14,076
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,405,788
Investment, Identifier [Axis]: Common Stocks | ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ALPHABET INC CL C [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		14,047
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,407,948.6
Investment, Identifier [Axis]: Common Stocks | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AMAZON.COM INC
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		35,429
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 8,177,721.78
Investment, Identifier [Axis]: Common Stocks | AMEREN CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AMEREN CORPORATION [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,742,606
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 373,736,635.16
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Common Stocks | AMICUS THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AMICUS THERAPEUTICS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		56,000
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 797,440
Investment, Identifier [Axis]: Common Stocks | AMPHENOL CORPORATION CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AMPHENOL CORPORATION CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,510
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,150,041.4
Investment, Identifier [Axis]: Common Stocks | APPFOLIO INCemdashA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		APPFOLIO INC—A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,914
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 677,942.1
Investment, Identifier [Axis]: Common Stocks | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		APPLE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		26,920
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 7,318,471.2
Investment, Identifier [Axis]: Common Stocks | APPLOVIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		APPLOVIN CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,053
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,383,352.46
Investment, Identifier [Axis]: Common Stocks | ASCENDIS PHARMA AS SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ASCENDIS PHARMA AS SPON ADR [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		11,610
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,475,716.4
Investment, Identifier [Axis]: Common Stocks | AXON ENTERPRISE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AXON ENTERPRISE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		945
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 536,693.85
Investment, Identifier [Axis]: Common Stocks | BALDWIN INSURANCE GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BALDWIN INSURANCE GROUP INC/THE [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		26,580
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 638,717.4
Investment, Identifier [Axis]: Common Stocks | BELLRING BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BELLRING BRANDS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,730
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 367,002.9
Investment, Identifier [Axis]: Common Stocks | BENTLEY SYS INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BENTLEY SYS INC CL B [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,110
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 500,343.15
Investment, Identifier [Axis]: Common Stocks | BICYCLE THERAPEUTICS LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BICYCLE THERAPEUTICS LTD ADR [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,190
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 43,825.2
Investment, Identifier [Axis]: Common Stocks | BIO TECHNE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BIO TECHNE CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,530
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 619,269.3
Investment, Identifier [Axis]: Common Stocks | BLUE OWL CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BLUE OWL CAPITAL CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		21,171
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 263,155.53
Investment, Identifier [Axis]: Common Stocks | BOEING CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BOEING CO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,225
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,002,932
Investment, Identifier [Axis]: Common Stocks | BOSTON SCIENTIFIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BOSTON SCIENTIFIC CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,631
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 822,965.85
Investment, Identifier [Axis]: Common Stocks | BRIGHT HORIZONS FAMILY SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BRIGHT HORIZONS FAMILY SOLUTIONS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,607
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 568,549.8
Investment, Identifier [Axis]: Common Stocks | BRINKS CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BRINKS CO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,353
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 624,855.69
Investment, Identifier [Axis]: Common Stocks | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BROADCOM INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		17,615
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 6,096,551.5
Investment, Identifier [Axis]: Common Stocks | BWX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BWX TECHNOLOGIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,976
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 860,051.84
Investment, Identifier [Axis]: Common Stocks | CADENCE DESIGN SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CADENCE DESIGN SYSTEMS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,930
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,166,179.4
Investment, Identifier [Axis]: Common Stocks | CAMECO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CAMECO CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,358
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 856,163.42
Investment, Identifier [Axis]: Common Stocks | CARLYLE GROUP INC (THE)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CARLYLE GROUP INC (THE) [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,988
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 826,830.68
Investment, Identifier [Axis]: Common Stocks | CARPENTER TECHNOLOGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CARPENTER TECHNOLOGY CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,920
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 604,492.8
Investment, Identifier [Axis]: Common Stocks | CASELLA WASTE SYS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CASELLA WASTE SYS INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,310
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 520,061.4
Investment, Identifier [Axis]: Common Stocks | CAVA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CAVA GROUP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,360
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 373,268.4
Investment, Identifier [Axis]: Common Stocks | CHEMED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CHEMED CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,586
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 678,585.96
Investment, Identifier [Axis]: Common Stocks | CHURCHILL DOWNS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CHURCHILL DOWNS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,100
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 807,838
Investment, Identifier [Axis]: Common Stocks | CIENA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CIENA CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,250
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,227,817.5
Investment, Identifier [Axis]: Common Stocks | CLEAN HARBORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CLEAN HARBORS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,090
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 490,063.2
Investment, Identifier [Axis]: Common Stocks | CLEARWATER ANALYTICS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CLEARWATER ANALYTICS HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		22,753
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 548,802.36
Investment, Identifier [Axis]: Common Stocks | COHERENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COHERENT CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,070
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 751,199.9
Investment, Identifier [Axis]: Common Stocks | CONSTELLATION ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CONSTELLATION ENERGY CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,223
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,845,129.21
Investment, Identifier [Axis]: Common Stocks | COSTCO WHOLESALE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COSTCO WHOLESALE CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,018
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,740,202.12
Investment, Identifier [Axis]: Common Stocks | CROWDSTRIKE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CROWDSTRIKE HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,555
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,666,441.8
Investment, Identifier [Axis]: Common Stocks | CURTISS WRIGHT CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CURTISS WRIGHT CORPORATION [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,280
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 705,625.6
Investment, Identifier [Axis]: Common Stocks | DATADOG INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DATADOG INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,471
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 744,001.29
Investment, Identifier [Axis]: Common Stocks | DEXCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DEXCOM INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		11,079
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 735,313.23
Investment, Identifier [Axis]: Common Stocks | DISNEY (WALT) CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DISNEY (WALT) CO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		15,176
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,726,573.52
Investment, Identifier [Axis]: Common Stocks | DONALDSON CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DONALDSON CO INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,890
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 699,527.4
Investment, Identifier [Axis]: Common Stocks | DOXIMITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DOXIMITY INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		21,901
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 969,776.28
Investment, Identifier [Axis]: Common Stocks | DYNATRACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DYNATRACE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		14,271
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 618,505.14
Investment, Identifier [Axis]: Common Stocks | EAGLE MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EAGLE MATERIALS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,694
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 556,795.92
Investment, Identifier [Axis]: Common Stocks | EDWARDS LIFESCIENCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EDWARDS LIFESCIENCES CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		14,399
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,227,514.75
Investment, Identifier [Axis]: Common Stocks | ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ELI LILLY & CO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,763
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 5,118,700.84
Investment, Identifier [Axis]: Common Stocks | ENCOMPASS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ENCOMPASS HEALTH CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,315
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 457,994.1
Investment, Identifier [Axis]: Common Stocks | EVERCORE INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EVERCORE INC A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,920
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 653,280
Investment, Identifier [Axis]: Common Stocks | EVEREST GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EVEREST GROUP LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,603
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 883,328.05
Investment, Identifier [Axis]: Common Stocks | EXLSERVICE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EXLSERVICE HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,050
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 553,842
Investment, Identifier [Axis]: Common Stocks | FTAI AVIATION LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FTAI AVIATION LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,360
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,842,516
Investment, Identifier [Axis]: Common Stocks | GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GE AEROSPACE [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,985
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,151,589.55
Investment, Identifier [Axis]: Common Stocks | GEN DIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GEN DIGITAL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		26,685
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 725,565.15
Investment, Identifier [Axis]: Common Stocks | GENEDX HOLDINGS CORP-A | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GENEDX HOLDINGS CORPA One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,420
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 444,805.2
Investment, Identifier [Axis]: Common Stocks | GOLDMAN SACHS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GOLDMAN SACHS GROUP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,388
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,220,052
Investment, Identifier [Axis]: Common Stocks | HILTON WORLDWIDE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HILTON WORLDWIDE HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,954
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,423,036.5
Investment, Identifier [Axis]: Common Stocks | HOULIHAN LOKEY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HOULIHAN LOKEY [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,605
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 279,574.95
Investment, Identifier [Axis]: Common Stocks | HURON CONSULTING GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HURON CONSULTING GROUP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,387
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 585,646.17
Investment, Identifier [Axis]: Common Stocks | INGREDION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		INGREDION INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,036
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 445,009.36
Investment, Identifier [Axis]: Common Stocks | INSTALLED BUILDING PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		INSTALLED BUILDING PRODUCTS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		685
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 177,682.15
Investment, Identifier [Axis]: Common Stocks | INTERDIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		INTERDIGITAL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,086
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 345,760.68
Investment, Identifier [Axis]: Common Stocks | INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		INTUITIVE SURGICAL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,591
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,467,438.76
Investment, Identifier [Axis]: Common Stocks | JACOBS SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		JACOBS SOLUTIONS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,164
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 286,643.44
Investment, Identifier [Axis]: Common Stocks | JEFFERIES FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		JEFFERIES FINANCIAL GROUP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,115
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 255,006.55
Investment, Identifier [Axis]: Common Stocks | JONES LANG LASALLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		JONES LANG LASALLE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,844
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 620,450.68
Investment, Identifier [Axis]: Common Stocks | KBR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KBR INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,386
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 377,317.2
Investment, Identifier [Axis]: Common Stocks | KEYSIGHT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KEYSIGHT TECHNOLOGIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,584
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,337,802.96
Investment, Identifier [Axis]: Common Stocks | KIMCO REALTY CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KIMCO REALTY CORPORATION [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		15,307
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 310,272.89
Investment, Identifier [Axis]: Common Stocks | KONTOOR BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KONTOOR BRANDS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,057
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 370,022.13
Investment, Identifier [Axis]: Common Stocks | KORN FERRY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KORN FERRY [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,112
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 271,474.24
Investment, Identifier [Axis]: Common Stocks | KYNDRYL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KYNDRYL HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,370
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 222,307.2
Investment, Identifier [Axis]: Common Stocks | LAMAR ADVERTISING CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LAMAR ADVERTISING CO CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,453
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 310,500.74
Investment, Identifier [Axis]: Common Stocks | LAUREATE EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LAUREATE EDUCATION INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		20,350
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 685,184.5
Investment, Identifier [Axis]: Common Stocks | LCI INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LCI INDUSTRIES [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,086
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 374,455.24
Investment, Identifier [Axis]: Common Stocks | LEAR CORP NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LEAR CORP NEW [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,870
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 328,902
Investment, Identifier [Axis]: Common Stocks | LEGALZOOM.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LEGALZOOMCOM INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		43,290
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 429,869.7
Investment, Identifier [Axis]: Common Stocks | LEGEND BIOTECH CORP SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LEGEND BIOTECH CORP SPON ADR [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		16,230
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 352,840.2
Investment, Identifier [Axis]: Common Stocks | LITHIA MOTORS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LITHIA MOTORS INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,432
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 475,896.56
Investment, Identifier [Axis]: Common Stocks | LITTELFUSE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LITTELFUSE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		866
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 219,028.72
Investment, Identifier [Axis]: Common Stocks | LIVERAMP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LIVERAMP HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,277
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 243,095.49
Investment, Identifier [Axis]: Common Stocks | MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,270
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 388,805.6
Investment, Identifier [Axis]: Common Stocks | MAGNITE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Magnite Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		41,873
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 679,598.79
Investment, Identifier [Axis]: Common Stocks | MAPLEBEAR INC | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MAPLEBEAR INC One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,192
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 368,476.16
Investment, Identifier [Axis]: Common Stocks | MASIMO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MASIMO CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,580
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 725,734.8
Investment, Identifier [Axis]: Common Stocks | MASTERCARD INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MASTERCARD INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,759
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,716,817.92
Investment, Identifier [Axis]: Common Stocks | MATSON INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MATSON INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,867
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 354,217.85
Investment, Identifier [Axis]: Common Stocks | MAXIMUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MAXIMUS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,840
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 417,788.8
Investment, Identifier [Axis]: Common Stocks | MERCADOLIBRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MERCADOLIBRE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		284
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 572,049.84
Investment, Identifier [Axis]: Common Stocks | MERCK & CO INC NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MERCK & CO INC NEW [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,365
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 354,199.9
Investment, Identifier [Axis]: Common Stocks | META PLATFORMS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		META PLATFORMS INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,088
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,678,717.92
Investment, Identifier [Axis]: Common Stocks | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MICROSOFT CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		16,477
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 7,968,606.74
Investment, Identifier [Axis]: Common Stocks | MKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MKS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,690
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 749,462
Investment, Identifier [Axis]: Common Stocks | MODINE MANUFACTURING CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MODINE MANUFACTURING CO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,959
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 261,546.09
Investment, Identifier [Axis]: Common Stocks | MOLINA HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MOLINA HEALTHCARE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,601
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 277,837.54
Investment, Identifier [Axis]: Common Stocks | MURPHY USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MURPHY USA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,301
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 524,979.52
Investment, Identifier [Axis]: Common Stocks | NATERA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NATERA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,170
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 726,215.3
Investment, Identifier [Axis]: Common Stocks | NETAPP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NETAPP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,689
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 395,055.01
Investment, Identifier [Axis]: Common Stocks | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NETFLIX INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		29,708
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,785,422.08
Investment, Identifier [Axis]: Common Stocks | NEUROCRINE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NEUROCRINE BIOSCIENCES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,913
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 271,320.79
Investment, Identifier [Axis]: Common Stocks | NISOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NISOURCE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,524
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 314,202.24
Investment, Identifier [Axis]: Common Stocks | NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NVIDIA CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		56,142
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 10,470,483
Investment, Identifier [Axis]: Common Stocks | O'REILLY AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		O'REILLY AUTOMOTIVE INC
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		11,191
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,020,731.11
Investment, Identifier [Axis]: Common Stocks | OGE ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		OGE ENERGY CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,343
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 228,146.1
Investment, Identifier [Axis]: Common Stocks | OPTION CARE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		OPTION CARE HEALTH [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		15,728
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 501,094.08
Investment, Identifier [Axis]: Common Stocks | OPTION CARE HEALTH INC | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		OPTION CARE HEALTH INC One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		12,590
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 401,117.4
Investment, Identifier [Axis]: Common Stocks | ORACLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ORACLE CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,619
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,290,109.29
Investment, Identifier [Axis]: Common Stocks | PACKAGING CORP OF AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PACKAGING CORP OF AMERICA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,830
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 583,630.9
Investment, Identifier [Axis]: Common Stocks | PEGASYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PEGASYSTEMS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,654
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 397,376.88
Investment, Identifier [Axis]: Common Stocks | PENNYMAC FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PENNYMAC FINANCIAL SERVICES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,043
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 401,189.12
Investment, Identifier [Axis]: Common Stocks | PERMIAN RESOURCES CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PERMIAN RESOURCES CORP CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		21,165
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 296,944.95
Investment, Identifier [Axis]: Common Stocks | PERMIAN RESOURCES CORP CL A | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PERMIAN RESOURCES CORP CL A One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		33,610
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 471,548.3
Investment, Identifier [Axis]: Common Stocks | PINNACLE FINL PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PINNACLE FINL PARTNERS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,421
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 326,397.61
Investment, Identifier [Axis]: Common Stocks | PREFERRED BANK LOS ANGELES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PREFERRED BANK LOS ANGELES [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,639
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 343,630.77
Investment, Identifier [Axis]: Common Stocks | PRIMO BRANDS CORP A | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PRIMO BRANDS CORP A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		15,645
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 255,795.75
Investment, Identifier [Axis]: Common Stocks | PRIMORIS SVCS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PRIMORIS SVCS CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,040
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 253,245.6
Investment, Identifier [Axis]: Common Stocks | PURE STORAGE INC CL A | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PURE STORAGE INC CL A One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,400
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 629,894
Investment, Identifier [Axis]: Common Stocks | QNITY ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		QNITY ELECTRONICS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,099
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 171,383.35
Investment, Identifier [Axis]: Common Stocks | QORVO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		QORVO INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,766
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 402,774.66
Investment, Identifier [Axis]: Common Stocks | QUEST DIAGNOSTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		QUEST DIAGNOSTICS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,113
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 540,198.89
Investment, Identifier [Axis]: Common Stocks | RANGE RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		RANGE RESOURCES CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,990
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 352,247.4
Investment, Identifier [Axis]: Common Stocks | RED ROCK RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		RED ROCK RESORTS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		11,490
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 711,805.5
Investment, Identifier [Axis]: Common Stocks | REGAL REXNORD CORP | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		REGAL REXNORD CORP One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,200
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 589,344
Investment, Identifier [Axis]: Common Stocks | RELIANCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		RELIANCE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,191
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 344,044.17
Investment, Identifier [Axis]: Common Stocks | REVOLUTION MEDICINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		REVOLUTION MEDICINES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		13,090
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,042,618.5
Investment, Identifier [Axis]: Common Stocks | RHYTHM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		RHYTHM PHARMACEUTICALS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,420
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 687,196.8
Investment, Identifier [Axis]: Common Stocks | ROCKET LAB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ROCKET LAB CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		17,560
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,224,985.6
Investment, Identifier [Axis]: Common Stocks | ROKU INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ROKU INC CLASS A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,820
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,173,861.8
Investment, Identifier [Axis]: Common Stocks | ROYAL GOLD INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ROYAL GOLD INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,109
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 246,519.61
Investment, Identifier [Axis]: Common Stocks | RYAN SPECIALTY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		RYAN SPECIALTY HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,030
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 414,588.9
Investment, Identifier [Axis]: Common Stocks | SAMSARA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SAMSARA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		18,010
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 638,454.5
Investment, Identifier [Axis]: Common Stocks | SEMTECH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SEMTECH CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,550
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 630,049.5
Investment, Identifier [Axis]: Common Stocks | SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SERVICENOW INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,393
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,438,913.67
Investment, Identifier [Axis]: Common Stocks | SHARKNINJA INC | Two
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SHARKNINJA INC Two [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,090
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 905,271
Investment, Identifier [Axis]: Common Stocks | SHOPIFY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SHOPIFY INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,151
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,634,006.47
Investment, Identifier [Axis]: Common Stocks | SILICON LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SILICON LABORATORIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,300
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 692,710
Investment, Identifier [Axis]: Common Stocks | SMITH (AO) CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SMITH AO CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,826
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 189,002.88
Investment, Identifier [Axis]: Common Stocks | SNOWFLAKE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SNOWFLAKE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		8,910
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,954,497.6
Investment, Identifier [Axis]: Common Stocks | SPOTIFY TECHNOLOGY SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SPOTIFY TECHNOLOGY SA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,470
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 853,643.7
Investment, Identifier [Axis]: Common Stocks | SS&C TECHNOLOGIES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SSC TECHNOLOGIES HOLDINGS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,240
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 370,660.8
Investment, Identifier [Axis]: Common Stocks | STERLING INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		STERLING INFRASTRUCTURE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		846
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 259,070.58
Investment, Identifier [Axis]: Common Stocks | STEVEN MADDEN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		STEVEN MADDEN LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,851
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 326,915.64
Investment, Identifier [Axis]: Common Stocks | STIFEL FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		STIFEL FINANCIAL CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,923
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 240,798.06
Investment, Identifier [Axis]: Common Stocks | STONEX GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		STONEX GROUP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,168
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 491,631.84
Investment, Identifier [Axis]: Common Stocks | TAIWAN SEMIC MFG CO LTD SP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TAIWAN SEMIC MFG CO LTD SP ADR [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,026
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,831,241.14
Investment, Identifier [Axis]: Common Stocks | TALEN ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TALEN ENERGY CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		660
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 247,394.4
Investment, Identifier [Axis]: Common Stocks | TALEN ENERGY CORP | Two
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TALEN ENERGY CORP Two [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,230
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 461,053.2
Investment, Identifier [Axis]: Common Stocks | TAPESTRY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TAPESTRY INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		10,950
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,399,081.5
Investment, Identifier [Axis]: Common Stocks | TAYLOR MORRISON HOME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TAYLOR MORRISON HOME CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,570
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 327,905.9
Investment, Identifier [Axis]: Common Stocks | TD SYNNEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TD SYNNEX CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,996
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 750,549.08
Investment, Identifier [Axis]: Common Stocks | TECHNIPFMC PLC | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TECHNIPFMC PLC One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		11,520
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 513,331.2
Investment, Identifier [Axis]: Common Stocks | TENET HEALTHCARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TENET HEALTHCARE CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,084
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 612,852.48
Investment, Identifier [Axis]: Common Stocks | TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TESLA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,844
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,427,043.68
Investment, Identifier [Axis]: Common Stocks | TEXAS INSTRUMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TEXAS INSTRUMENTS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,600
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 971,544
Investment, Identifier [Axis]: Common Stocks | TOAST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TOAST INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		20,261
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 719,468.11
Investment, Identifier [Axis]: Common Stocks | TOAST INC | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TOAST INC One [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		12,560
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 446,005.6
Investment, Identifier [Axis]: Common Stocks | TRANSUNION | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TRANSUNION [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		9,230
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 791,472.5
Investment, Identifier [Axis]: Common Stocks | UBER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		UBER TECHNOLOGIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		12,262
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,001,928.02
Investment, Identifier [Axis]: Common Stocks | VAXCYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		VAXCYTE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		16,930
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 781,150.2
Investment, Identifier [Axis]: Common Stocks | VERTEX PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		VERTEX PHARMACEUTICALS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,000
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,360,080
Investment, Identifier [Axis]: Common Stocks | VIPER ENERGY INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		VIPER ENERGY INC A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		17,697
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 683,635.11
Investment, Identifier [Axis]: Common Stocks | VISA INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		VISA INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		7,974
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,796,561.54
Investment, Identifier [Axis]: Common Stocks | WALMART INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WALMART INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		19,835
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,209,817.35
Investment, Identifier [Axis]: Common Stocks | WYNN RESORTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WYNN RESORTS LTD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,780
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 695,507.4
Investment, Identifier [Axis]: Common Stocks | XENON PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		XENON PHARMACEUTICALS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		6,200
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 277,884
Investment, Identifier [Axis]: Common Stocks | XPO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		XPO INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		5,670
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 770,609.7
Investment, Identifier [Axis]: Interest-bearing Cash | State Street Global Advisors | SSGA Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		State Street Global Advisors [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Interest Bearing Cash SSGA Short Term Investment Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 6,258,691.52
Investment, Identifier [Axis]: Mutual Funds | American Funds Group | EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Funds Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Funds EuroPacific Growth Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 111,661,902.48
Investment, Identifier [Axis]: Mutual Funds | Fidelity Management Trust Company | Fidelity Institutional Money Market Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Management Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Funds Fidelity Institutional Money Market Government Portfolio [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 5,381,807.39
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Mutual Funds | Pacific Investment Management Company | PIMCO Income Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pacific Investment Management Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Funds PIMCO Income Institutional Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 27,103,815.43
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: Mutual Funds | Sands Capital Management | Touchstone Sands Capital Institutional Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sands Capital Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Funds Touchstone Sands Capital Institutional Growth Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[2]	$ 58,815,057.97
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.00%
Minimum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.00%	4.00%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		10.50%
Maximum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		10.50%	10.50%

[1]	Interest rates vary from 4.00% to 10.50% on loans maturing through December 2036.
[2]	Investment represents allowable transaction with a party-in-interest.